UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 59.0%
AUSTRALIA 2.8%
MATERIALS 1.2%
CHEMICALS 0.3%
Incitec Pivot Ltd.	67,501	$208,656

METALS & MINING 0.9%
Equatorial Resources Ltd.(a)	34,050	64,106
Fortescue Metals Group Ltd.	68,784	249,010
Iluka Resources Ltd.	15,517	159,831
Metminco Ltd.(a)	507,754	44,242
Mineral Deposits Ltd.(a)	9,023	54,941
		572,130
TOTAL MATERIALS		780,786

REAL ESTATE 1.6%
DIVERSIFIED 1.3%
Dexus Property Group	183,574	180,900
GPT Group	151,007	532,575
Mirvac Group	130,064	192,929
		906,404
RETAIL 0.3%
Westfield Retail Trust	60,199	180,465
TOTAL REAL ESTATE		1,086,869
TOTAL AUSTRALIA		1,867,655

BERMUDA 0.2%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Nabors Industries Ltd. (USD)(a)	9,641	135,263

BRAZIL 0.9%
ENERGY—OIL & GAS 0.4%
Petroleo Brasileiro SA, ADR	12,929	285,343

REAL ESTATE 0.5%
OFFICE 0.2%
BR Properties SA	7,402	96,575

RETAIL 0.3%
BR Malls Participacoes SA	14,792	205,399
TOTAL REAL ESTATE		301,974
TOTAL BRAZIL		587,317

	Number of Shares	Value
CANADA 12.9%
ENERGY—OIL & GAS 2.7%
Canadian Natural Resources Ltd.	3,741	$115,415
Encana Corp.	8,892	194,736
Imperial Oil Ltd.	2,082	95,830
Nexen	12,724	322,274
PetroBakken Energy Ltd.	11,205	158,997
Suncor Energy	10,904	358,697
Talisman Energy	21,486	287,179
Ultra Petroleum Corp. (USD)(a)	12,225	268,706
		1,801,834
GOLD 5.3%
Central GoldTrust (USD)(a)	8,170	556,704
Sprott Physical Gold Trust ETF (USD)(a)	198,026	3,009,995
		3,566,699
MATERIALS—METALS & MINING 3.4%
Eldorado Gold Corp.	28,915	440,887
Franco-Nevada Corp.	8,498	500,925
Goldcorp (USD)	14,710	674,453
Kirkland Lake Gold(a)	7,535	91,361
Teck Resources Ltd., Class B	14,327	422,771
Yamana Gold	10,520	200,962
		2,331,359
REAL ESTATE 1.5%
OFFICE 0.4%
Brookfield Office Properties (USD)	16,265	269,349

RESIDENTIAL 0.7%
Boardwalk REIT	7,061	466,783

RETAIL 0.4%
RioCan REIT	9,722	273,632
TOTAL REAL ESTATE		1,009,764
TOTAL CANADA		8,709,656

CHINA 0.1%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	44,000	50,900

	Number of Shares	Value
FRANCE 1.8%
ENERGY—OIL & GAS 0.6%
Total SA	8,634	$428,272

REAL ESTATE 1.2%
DIVERSIFIED 0.2%
ICADE	1,211	98,663

RETAIL 1.0%
Klepierre	8,500	298,086
Unibail-Rodamco	2,033	405,200
		703,286
TOTAL REAL ESTATE		801,949
TOTAL FRANCE		1,230,221

GERMANY 0.3%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	13,295	233,548

HONG KONG 3.2%
MATERIALS—METALS & MINING 0.1%
China Polymetallic Mining Ltd.(a),(b)	323,000	54,152

REAL ESTATE 3.1%
DIVERSIFIED 2.0%
Agile Property Holdings Ltd.	54,000	61,145
Hang Lung Properties Ltd.	64,000	218,724
Hysan Development Co., Ltd.	30,131	136,976
Sino Land Co., Ltd.	97,000	181,389
Sun Hung Kai Properties Ltd.	38,000	556,716
Swire Properties Ltd.	55,600	172,091
		1,327,041
HOTEL 0.2%
Shangri-La Asia Ltd.	70,000	136,316

OFFICE 0.2%
Hongkong Land Holdings Ltd. (USD)	24,000	144,240

RESIDENTIAL 0.1%
Country Garden Holdings Co.(a)	268,567	104,946

RETAIL 0.6%
Link REIT	80,500	381,007
TOTAL REAL ESTATE		2,093,550
TOTAL HONG KONG		2,147,702

	Number of Shares	Value
ITALY 0.6%
ENERGY—OIL & GAS
Eni S.p.A.	18,404	$402,524

JAPAN 2.0%
REAL ESTATE
DIVERSIFIED 1.5%
Mitsubishi Estate Co., Ltd.	17,000	325,448
Mitsui Fudosan Co., Ltd.	20,000	400,564
Sumitomo Realty & Development Co., Ltd.	11,000	292,055
Tokyo Tatemono Co., Ltd.(a)	6,000	23,450
		1,041,517
RESIDENTIAL 0.4%
Advance Residence Investment	113	237,758

RETAIL 0.1%
Japan Retail Fund Investment Corp.	39	69,714
TOTAL JAPAN		1,348,989
JERSEY 0.7%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)	27,956	154,887
Randgold Resources Ltd. (GBP)	2,385	293,276
TOTAL JERSEY		448,163
LUXEMBOURG 0.3%
CONSUMER—NON-CYCLICAL—AGRICULTURE
Adecoagro SA (USD)(a)	20,500	206,230

NETHERLANDS 0.3%
REAL ESTATE—RETAIL
Eurocommercial Properties NV	5,245	198,765

NORWAY 0.4%
MATERIALS—CHEMICALS 0.2%
Yara International ASA	2,914	145,982

REAL ESTATE—OFFICE 0.2%
Norwegian Property ASA	93,140	142,257
TOTAL NORWAY		288,239

	Number of Shares	Value
PHILIPPINES 0.5%
REAL ESTATE—RETAIL
SM Prime Holdings	950,375	$323,513

RUSSIA 0.5%
ENERGY—OIL & GAS 0.3%
Gazprom OAO, ADR	4,870	48,846
Lukoil OAO, ADR	2,323	142,957
		191,803
MATERIALS—CHEMICALS 0.2%
Phosagro OAO, GDR	9,995	134,033
TOTAL RUSSIA		325,836
SINGAPORE 1.1%
REAL ESTATE
HOTEL 0.1%
CDL Hospitality Trusts	58,000	95,942

INDUSTRIAL 0.4%
Global Logistic Properties Ltd.	121,000	247,482

RETAIL 0.6%
CapitaMall Trust	232,000	381,878
TOTAL SINGAPORE		725,302
SWEDEN 0.1%
REAL ESTATE—OFFICE
Fabege AB	9,944	94,614

SWITZERLAND 0.6%
ENERGY—OIL & GAS EQUIPMENT& SERVICES
Transocean Ltd. (USD)	5,053	226,829
Weatherford International Ltd. (USD)(a)	17,128	217,183
TOTAL SWITZERLAND		444,012
THAILAND 0.5%
REAL ESTATE—RETAIL
Central Pattana PCL	188,200	366,862

UNITED KINGDOM 5.4%
ENERGY 1.8%
INTEGRATED OIL & GAS 1.0%
New Britain Palm Oil Ltd.	18,916	190,146
Royal Dutch Shell PLC	14,873	527,892
		718,038

	Number of Shares	Value
OIL & GAS 0.3%
BP PLC	26,598	$187,478

OIL & GAS EQUIPMENT & SERVICES 0.5%
Ensco PLC, Class A (USD)	6,000	327,360
TOTAL ENERGY		1,232,876
MATERIALS—METALS & MINING 2.2%
Antofagasta PLC	14,179	288,951
BHP Billiton PLC	15,014	466,708
London Mining PLC(a)	50,150	119,246
Rio Tinto PLC	10,803	503,279
Xstrata PLC	7,435	114,958
		1,493,142
REAL ESTATE 1.4%
DIVERSIFIED 0.8%
Hammerson PLC	31,587	230,040
Land Securities Group PLC	25,822	317,525
		547,565
OFFICE 0.6%
Derwent London PLC	12,140	383,448
TOTAL REAL ESTATE		931,013
TOTAL UNITED KINGDOM		3,657,031

UNITED STATES 23.8%
COMMUNICATIONS—TOWERS 0.4%
American Tower Corp.	4,276	305,264

ENERGY 4.5%
OIL & GAS 4.1%
Anadarko Petroleum Corp.	6,803	475,666
Apache Corp.	3,547	306,709
Chevron Corp.	2,563	298,743
CONSOL Energy	7,415	222,821
Devon Energy Corp.	5,705	345,153
Exxon Mobil Corp.	5,889	538,549
Murphy Oil Corp.	4,903	263,242
Southwestern Energy Co.(a)	9,121	317,228
		2,768,111
OIL & GAS SERVICES 0.4%
Baker Hughes	5,748	259,982
TOTAL ENERGY		3,028,093

	Number of Shares	Value
GOLD 5.2%
iShares Gold Trust ETF(a)	205,616	$3,550,988

INDUSTRIAL—MACHINERY 0.5%
AGCO Corp.(a)	6,484	307,860

MATERIALS 1.0%
CHEMICALS 0.7%
Monsanto Co.	3,681	335,044
Mosaic Co./The	2,147	123,689
		458,733
METALS & MINING 0.3%
Stillwater Mining Co.(a)	20,129	237,321
TOTAL MATERIALS		696,054
REAL ESTATE 12.2%
DIVERSIFIED 0.7%
Vornado Realty Trust	5,600	453,880

HEALTH CARE 0.8%
HCP	6,545	291,122
Health Care REIT	4,167	240,644
		531,766
HOTEL 0.8%
Chesapeake Lodging Trust	5,189	103,105
Pebblebrook Hotel Trust	7,647	178,863
Starwood Hotels & Resorts Worldwide	4,962	287,598
		569,566
INDUSTRIALS 1.0%
DCT Industrial Trust	12,633	81,735
Prologis	17,186	602,026
		683,761
OFFICE 1.3%
Alexandria Real Estate Equities	4,284	314,960
Boston Properties	1,212	134,059
Douglas Emmett	7,561	174,432
Kilroy Realty Corp.	1,923	86,112
SL Green Realty Corp.	2,224	178,076
		887,639

	Number of Shares	Value
RESIDENTIAL—APARTMENT 2.4%
American Campus Communities	6,748	$296,103
AvalonBay Communities	3,489	474,469
Colonial Properties Trust	10,283	216,457
Equity Residential	11,319	651,182
		1,638,211
SELF STORAGE 0.9%
Extra Space Storage	6,656	221,312
Public Storage	2,796	389,119
		610,431
SHOPPING CENTERS 3.4%
COMMUNITY CENTER 1.2%
Acadia Realty Trust	10,977	272,449
DDR Corp.	18,080	277,709
Regency Centers Corp.	4,582	223,281
		773,439
REGIONAL MALL 2.2%
General Growth Properties	17,563	342,127
Simon Property Group	7,090	1,076,333
Taubman Centers	1,125	86,321
		1,504,781
TOTAL SHOPPING CENTERS		2,278,220

SPECIALTY 0.9%
Digital Realty Trust	3,939	275,139
Rayonier	6,449	316,066
		591,205
TOTAL REAL ESTATE		8,244,679
TOTAL UNITED STATES		16,132,938
TOTAL COMMON STOCK (Identified cost—$38,637,225)		39,925,280

PREFERRED SECURITIES—$25 PAR VALUE 4.1%
UNITED STATES
BANKS 0.2%
US Bancorp, 3.50%, Series B (FRN)	6,500	156,195

	Number of Shares		Value
ELECTRIC—INTEGRATED 0.6%
Southern California Edison Co., 4.52%, Series D ($100 Par Value)(FRN)	3,931		$397,768

REAL ESTATE 3.3%
OFFICE/INDUSTRIALS 0.1%
PS Business Parks, 6.70%, Series P	3,203		80,139

RESIDENTIAL—MANUFACTURED HOME 0.8%
Equity Lifestyle Properties, 8.034%, Series A	20,000		501,400

SELF STORAGE 0.5%
Public Storage, 6.45%, Series X	14,006		351,551

SHOPPING CENTERS—COMMUNITY CENTER 1.9%
Kimco Realty Corp., 7.75%, Series G	51,654		1,313,561
TOTAL REAL ESTATE			2,246,651
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,786,272)			2,800,614

PREFERRED SECURITIES—CAPITAL SECURITIES 0.7%
UNITED STATES
BANKS
Wachovia Capital Trust III, 5.57%, due 3/29/49, ($1,000 Par Value) (FRN) (Identified cost—$437,224)	450,000		446,625

	Principal Amount
CORPORATE BONDS 2.4%
CANADA 1.6%
BANKS 0.7%
Toronto Dominion Bank, 5.141%, due 11/19/12	CAD	500,000	511,077

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Bell Canada, 4.85%, due 6/30/14	CAD	300,000	321,569

PIPELINES 0.4%
TransCanada PipeLines Ltd., 5.05%, due 8/20/13	CAD	250,000	262,583
TOTAL CANADA			1,095,229

	Principal Amount	Value
UNITED STATES 0.8%
INTEGRATED TELECOMMUNICATIONS SERVICES
Comcast Cable Communications Holdings, 8.375%, due 3/15/13	$500,000	$517,826
TOTAL CORPORATE BONDS (Identified cost—$1,590,921)		1,613,055

GOVERNMENT ISSUES—AUSTRALIA 2.4%
Australia Government Bond, 6.50%, due 5/15/13, Series 118 AUD	550,000	583,136
Australia Government Bond, 4.75%, due 11/15/12, Series 127 AUD	1,000,000	1,039,076
TOTAL GOVERNMENT ISSUES (Identified cost—$1,663,155)		1,622,212

	Number of Shares
SHORT-TERM INVESTMENTS 29.4%
MONEY MARKET FUNDS 2.8%
State Street Institutional Treasury Money Market Fund, 0.02%(c)	1,880,105	1,880,105

	Principal Amount
U.S. TREASURY BILLS 26.6%
U.S. Treasury Bills, 0.00% , due 12/6/12(d)	$3,686,000	3,685,495
U.S. Treasury Bills, 0.00% , due 1/10/13(d)	7,956,000	7,954,274
U.S. Treasury Bills, 0.00% , due 3/7/13(d)	4,018,000	4,015,134
U.S. Treasury Bills, 0.00% , due 5/2/13(d)	2,393,000	2,390,913
		18,045,816
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,925,656)		19,925,921

		Value
TOTAL INVESTMENTS (Identified cost—$65,040,453)	98.0%	$66,333,707

OTHER ASSETS IN EXCESS OF LIABILITIES(e)	2.0%	1,371,346

NET ASSETS	100.0%	$67,705,053

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Non-income producing security.

(b)         Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

(c)          Rate quoted represents the seven-day yield of the fund.

(d)         All or a portion of this security has been segregated and/or pledged for futures contracts and commodity swap contracts. $523,886 in aggregate has been pledged as collateral to Newedge USA, LLC.

(e)          Other assets in excess of liabilities include unrealized appreciation/depreciation for open futures contracts at September 30, 2012.

Futures contracts outstanding at September 30, 2012 were as follows:

				Unrealized
Number of		Notional	Expiration	Appreciation
Contracts(a)	Description	Value	Date	(Depreciation)
	Long Futures Outstanding
16	Aluminum HG LME	841,700	November 21, 2012	$77,489
15	Aluminum HG LME	794,250	January 16, 2013	43,955
11	Brent Crude Oil(b)	1,220,230	December 14, 2012	(47,401)
2	Cattle Feeder(b)	144,350	November 15, 2012	(4,388)
4	Cocoa	100,640	December 13, 2012	157
5	Coffee C	325,312	December 18, 2012	14,152
6	Coffee Robusta	130,920	November 30, 2012	2,649
4	Copper LME	821,300	October 17, 2012	75,418
5	Copper LME	1,026,250	November 21, 2012	15,785
14	Corn	529,375	December 14, 2012	(37,503)
7	Corn	265,825	March 14, 2013	(15,780)
9	Corn	340,425	May 14, 2013	(6,868)
3	Cotton No. 2	105,975	December 6, 2012	225
7	Cotton No. 2	250,880	March 6, 2013	(9,839)
2	Gas Oil	194,900	November 12, 2012	(751)
1	Gas Oil	96,675	December 12, 2012	428
2	Gasoline RBOB	245,288	October 31, 2012	35,870
4	Gasoline RBOB	459,010	December 31, 2012	(6,728)
1	Heating Oil	132,686	October 31, 2012	16,266
5	Heating Oil	656,355	December 31, 2012	(3,139)
3	Lead LME	170,681	October 17, 2012	28,913
3	Lead LME	171,169	November 21, 2012	1,800
10	Lean Hogs(b)	295,000	December 14, 2012	3,926
2	Lean Hogs(b)	64,200	February 14, 2013	(69)
5	Light Sweet Crude Oil	460,950	October 22, 2012	46,467
10	Light Sweet Crude Oil	930,000	December 19, 2012	(24,156)
10	Light Sweet Crude Oil	937,600	February 20, 2013	(33,822)
13	Live Cattle	648,440	December 31, 2012	(24,511)
2	Live Cattle	102,740	February 28, 2013	(3,885)
4	Natural Gas	132,800	October 29, 2012	13,575
28	Natural Gas	1,054,760	December 27, 2012	84,859
3	Nickel LME	332,262	November 21, 2012	42,049
3	Nickel LME	333,000	January 16, 2013	40,863
1	Palladium	64,080	December 27, 2012	5,063
2	Platinum	166,930	January 29, 2013	5,846
5	Red Spring Wheat	239,625	December 14, 2012	2,624
4	Soybean	320,550	January 14, 2013	17,096
12	Soybean	938,550	March 14, 2013	46,190
5	Soybean Meal	243,450	December 14, 2012	50,464
1	Soybean Meal	48,390	January 14, 2013	(3,672)
8	Soybean Oil	254,400	January 14, 2013	(20,787)
25	Sugar 11	571,760	February 28, 2013	(8,911)
3	Sugar 11	68,746	April 30, 2013	135
2	Wheat	90,250	December 14, 2012	1,368
5	Wheat	231,875	December 14, 2012	6,639
3	Wheat	136,838	March 14, 2013	1,406
3	Wheat	135,938	May 14, 2013	(168)
5	Zinc LME	260,937	November 21, 2012	32,363
5	Zinc LME	263,000	January 16, 2013	27,366

	Short Futures Outstanding
13	Aluminum HG LME	(683,881)	November 21, 2012	(37,117)
4	Copper LME	(821,300)	October 17, 2012	(4,607)
3	Lead LME	(170,681)	October 17, 2012	(1,687)
3	Nickel LME	(332,262)	November 21, 2012	(40,847)
5	Zinc LME	(260,938)	November 21, 2012	(26,622)
				$378,148

(a)   Represents positions held in the subsidiary.

(b)   Futures contracts are cash settled based upon price of underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Commodity swaps outstanding at September 30, 2012 were as follows:

	Underlying
	Reference	Notional	Termination
Counterparty	Instrument(a)	Amount	Date	Value
	Long Positions
Newedge USA, LLC	Copper December Futures	845,550	November 21, 2012	$(5,813)
Newedge USA, LLC	Silver December Futures	864,425	November 21, 2012	143,915
Newedge USA, LLC	Gold December Futures	2,306,070	November 23, 2012	180,380
Newedge USA, LLC	Copper March Futures	941,500	February 21, 2013	31,263

	Short Positions
Newedge USA, LLC	Copper December Futures	(845,550)	November 21, 2012	(25,425)
				$324,320

(a)   Represents positions held in the Cayman subsidiary.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$39,925,280	$39,925,280	$—	$—
Preferred Securities - $25 Par Value - Electric - Integrated	397,768	—	397,768	—
Preferred Securities - $25 Par Value - Other Industries	2,402,846	2,402,846	—	—
Preferred Securities - Capital Securities	446,625	—	446,625	—
Corporate Bonds	1,613,055	—	1,613,055	—
Government Issues - Australia	1,622,212	—	1,622,212	—
Short-Term Instruments	19,925,921	—	19,925,921	—
Total Investments(a)	$66,333,707	$42,328,126	$24,005,581	$—
Futures Contracts	741,406	741,406	—	—
Commodity Swaps	355,558	—	355,558	—
Total Appreciation in Other Financial Instruments(a)	$1,096,964	$741,406	$355,558	$—
Futures Contracts	(363,258)	(363,258)	—	—
Commodity Swaps	(31,238)	—	(31,238)	—
Total Depreciation in Other Financial Instruments(a)	$(394,496)	$(363,258)	$(31,238)	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Futures contracts	$378,148
Commodity swaps	324,320
$702,468

The following summarizes the volume of the Fund’s futures and commodity swaps activity during the period ended September 30, 2012:

	Futures	Commodity
	Contracts	Swaps
Average Notional Balance - Long	$13,657,259	$3,412,010
Average Notional Balance - Short	(1,879,551)	(915,462)
Ending Notional Balance - Long	18,351,267	4,957,545
Ending Notional Balance - Short	(2,269,062)	(845,550)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Commodity swaps: The Fund uses swaps on commodity futures in order to gain exposure to the underlying commodities markets. Swap values are based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Upon entering into a swap, the Fund is required to post an initial margin (referred to as “Independent Amount”, as defined in the swap agreement). Independent amounts are posted to a segregated account at the Fund’s custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark-to-market losses on swaps.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s activities in commodity swaps are concentrated with one counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark-to-market gains to the Fund.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$65,040,453
Gross unrealized appreciation	$2,302,866
Gross unrealized depreciation	(1,009,612)
Net unrealized appreciation	$1,293,254

Note 4. Other

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5. The

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund currently relies on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies. It has been determined that the Fund may no longer claim this exclusion, requiring the advisor to register as a “commodity pool operator,” and, thus subjecting the Fund and the advisor to regulation under the Commodity Exchange Act. These amendments may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps) and may substantially increase regulatory compliance costs for the advisor and the Fund. However, the Investment Company Institute and the U.S. Chamber of Commerce have filed a lawsuit claiming that the CFTC’s amendment of Rule 4.5 was not lawfully adopted, and the outcome of the lawsuit (and the possible impact of the lawsuit on the Fund’s ability to continue to rely on Rule 4.5) is uncertain.  As of the date of this report, the ultimate impact of the CFTC amendments on the Fund is uncertain and the advisor continues to evaluate the amendments and their potential impact, if any, on the Fund’s financial statements and results of operations.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012